FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit risk (Details) $ in Thousands	12 Months Ended
	Nov. 30, 2021 CAD ($) item	Nov. 30, 2020 CAD ($) item
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Trade receivables	$ 27,062	$ 25,103
Credit risk [member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Carrying amount of cash, restricted cash, restricted short-term investments, promissory note receivable, other non-current receivables and trade and other receivables represent the maximum exposure to credit risk	44,751	49,397
Credit risk [member] | Trade receivables [member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Trade receivables	6,820	11,127
Expected credit losses	$ 821	$ 573
Credit risk [member] | Trade receivables [member] | Health Canada Licensed Customers [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Concentration risk (in percent)	43.00%	50.00%
Number of customers | item	4	2
Credit risk [member] | Trade receivables [member] | Provincial Boards [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Concentration risk (in percent)	24.00%	18.00%
Number of customers | item	3
Credit risk [member] | Trade receivables [member] | Later Than Two Months [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Valuation loss provision on trade receivables (in percent)	11.00%